Shareholder Report, Holdings (Details) - iREIT(R) - MarketVector Quality REIT Index ETF	Jan. 31, 2025
Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Cousins Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Rexford Industrial Realty, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AvalonBay Communities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Lamar Advertising Co. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Agree Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Getty Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Regency Centers Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Essex Property Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%